15. INCOME TAXES (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes Details 1
Earnings before income tax (EBT)	$ 32.3	$ 15.5	$ 22.1
Expected tax rate in %	35.20%	36.20%	36.90%
Tax at the expected rate	$ (11.3)	$ (5.6)	$ (8.2)
EFFECT OF
Different tax rates for subsidiaries in other jurisdictions	0.5	(0.2)	(0.7)
Effect of changes in tax rates on previously recognized deferred tax assets and liabilities	(40.2)	0.0	(0.6)
Non-deductible expenses	0.3	(0.5)	2.4
Net change of unrealized tax loss carry-forwards	(2.0)	(4.1)	0.0
Non recoverable withholding taxes	0.0	0.0	(0.2)
Minority interests	11.2	10.1	9.5
Adjustments recognized in relation to prior year	0.0	31.3	2.7
Other items	(1.4)	3.3	(8.7)
Total	$ (42.9)	$ 34.3	$ (3.8)